Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net
	As of March 31,
	2024	2025
	RMB	RMB
Advance to suppliers	433,363	467,429
Receivables from supply chain service provider	6,114	6,042
Other receivables	18,532	25,781
Allowance for credit losses	(355)	(453,717)
Prepaid expenses and other current assets, net	457,654	45,535